SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash, Cash Equivalents, Time Deposits and Restricted Time Deposits
	December 31,
	2015	2016
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	627,148	867,811
US dollar denominated bank deposits with a financial institutions in the PRC	52,680	152,792
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	645	3,535
HK dollar denominated bank deposits with a financial institution in HK SAR	99	1
RMB denominated bank deposits with a financial institution in HK SAR	3	3
RMB denominated bank deposits with financial institutions in the U.S.	547,388	-
US dollar denominated bank deposits with financial institutions in the U.S.	55	261,913